Stock Compensation Plans - SSAR's and Stock Option - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options/SSAR's exercised	$ 0.2	$ 0.1	$ 1.2
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	0	0	0
SSAR's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term, in years	7 years
Shares granted (in shares)		0	0
Unrecognized compensation cost related to non-vested stock options and SSAR, RSU, PRS and Cash RSU awards granted	$ 0.3
Unrecognized compensation cost related to non-vested stock options and SSAR, RSU, PRS and Cash RSU awards granted, weighted average period, in years	1 year 9 months 18 days
SSAR's and Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, exercisable (USD per share)	$ 118.10	$ 64.96	$ 60.39